Consolidated statement of changes in equity - SEK (kr) kr in Millions	Total	Group [member]	Joint ventures and associated companies [member]	Capital stock [member]	Additional paid in capital [member]	Other reserves [member]	Other reserves [member] Group [member]	Other reserves [member] Joint ventures and associated companies [member]	Retained earnings [member]	Retained earnings [member] Group [member]	Retained earnings [member] Joint ventures and associated companies [member]	Stockholder's equity [member]	Stockholder's equity [member] Group [member]	Stockholder's equity [member] Joint ventures and associated companies [member]	Non-controlling interest [member]	Non-controlling interest [member] Group [member]
Beginning balance at Dec. 31, 2016	kr 135,257			kr 16,657	kr 24,731	kr 2,859			kr 90,335			kr 134,582			kr 675
Net income (loss)	(32,433)	kr (32,454)	kr 21							kr (32,597)	kr 21		kr (32,597)	kr 21		kr 143
Items that will not be reclassiﬁed to proﬁt or loss
Remeasurements of deﬁned beneﬁts pension plans including asset ceiling	970								956			956			14
Tax on items that will not be reclassiﬁed to proﬁt or loss	(547)								(544)			(544)			(3)
Items that have been or may be reclassiﬁed to proﬁt or loss
Changes in cumulative translation adjustments	(3,378)					(3,349)						(3,349)			(29)
Gains/losses arising during the period	68					68						68
Reclassiﬁcation adjustments on gains/losses included in proﬁt or loss	5					5						5
Revaluation of other investments in shares and participations	99					99						99
Tax on items that have been or may be reclassiﬁed to proﬁt or loss	(16)					(16)						(16)
Total other comprehensive income (loss), net of tax	(2,799)					(3,193)			412			(2,781)			(18)
Total comprehensive income (loss)	(35,232)					(3,193)			(32,164)			(35,357)			125
Transactions with owners
Stock issue	15			15								15
Sale of own shares	98								98			98
Repurchase of own shares	(103)								(15)			(15)			(88)
Long-term variable compensation plans	885								885			885
Dividends paid	(3,424)								(3,273)			(3,273)			(151)
Transactions with non-controlling interest	75														75
Ending balance (Adjusted Balance) at Dec. 31, 2017	96,588			16,672	24,731	(1,222)			55,771			95,952			636
Ending balance at Dec. 31, 2017	97,571			16,672	24,731	(334)			55,866			96,935			636
Opening balance adjustment | Application of IFRS 9 [member]	(983)					(888)			(95)			(983)
Net income (loss)	(6,276)	(6,329)	53							(6,583)	53		(6,583)	53		254
Items that will not be reclassiﬁed to proﬁt or loss
Remeasurements of deﬁned beneﬁts pension plans including asset ceiling	(2,453)								(2,457)			(2,457)			4
Revaluation of borrowings due to change in credit risk	207					207						207
Tax on items that will not be reclassiﬁed to proﬁt or loss	285					(44)			330			286			(1)
Items that have been or may be reclassiﬁed to proﬁt or loss
Changes in cumulative translation adjustments		2,047	14				kr 2,010	kr 14					2,010	14		37
Total other comprehensive income (loss), net of tax	100					2,187			(2,127)			60			40
Total comprehensive income (loss)	(6,176)					2,187			(8,657)			(6,470)			294
Transactions with owners
Sale of own shares	107								107			107
Long-term variable compensation plans	677								677			677
Dividends paid	(3,425)								(3,287)			(3,287)			(138)
Transactions with non-controlling interest	(1)								(1)			(1)
Ending balance (Adjusted Balance) at Dec. 31, 2018	87,521			16,672	24,731	965			44,361			86,729			792
Ending balance at Dec. 31, 2018	87,770			16,672	24,731	965			44,610			86,978			792
Opening balance adjustment | Application of IFRS 16 [member]	(249)								(249)			(249)
Net income (loss)	1,840	2,180	(340)							kr 2,563	kr (340)		2,563	(340)		(383)
Items that will not be reclassiﬁed to proﬁt or loss
Remeasurements of deﬁned beneﬁts pension plans including asset ceiling	(6,182)								(6,182)			(6,182)
Revaluation of borrowings due to change in credit risk	(651)					(651)						(651)
Tax on items that will not be reclassiﬁed to proﬁt or loss	1,363					134			1,229			1,363
Items that have been or may be reclassiﬁed to proﬁt or loss
Gains/losses arising during the period	(290)					(290)						(290)
Changes in cumulative translation adjustments		kr 1,979	kr 131				kr 1,943	kr 131					kr 1,943	kr 131		kr 36
Tax on items that have been or may be reclassiﬁed to proﬁt or loss	60					60						60
Total other comprehensive income (loss), net of tax	(3,590)					1,327			(4,953)			(3,626)			36
Total comprehensive income (loss)	(1,750)					1,327			(2,730)			(1,403)			(347)
Transactions with owners
Sale of own shares	197								197			197
Long-term variable compensation plans	377								377			377
Dividends paid	(4,450)								(3,301)			(3,301)			(1,149)
Transactions with non-controlling interest	(17)								(40)			(40)			23
Ending balance at Dec. 31, 2019	kr 81,878			kr 16,672	kr 24,731	kr 2,292			kr 38,864			kr 82,559			kr (681)